Investments - Net Realized and Unrealized Gains (Losses) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net realized gains (losses) on sale:
Gross realized gains on fixed maturity securities, AFS									$ 26,313	$ 4,844	$ 27
Gross realized losses on fixed maturity securities, AFS									(7,801)	(905)	(90)
Decrease in allowance for expected credit losses on fixed maturity securities, AFS									(509)	0	0
Net realized investment gains on investment derivatives									144	0	0
Total net realized gains (losses) on sale									178,851	86,071	(27,395)
Net unrealized gains (losses):
Investment derivatives									718	(349)	0
Total net unrealized gains (losses)									1,463,168	925,895	(380,137)
Net realized and unrealized gains (losses)	$ 803,467	$ 500,005	$ 967,608	$ (629,061)	$ 153,477	$ 145,060	$ 260,669	$ 452,760	1,642,019	1,011,966	(407,532)
Proceeds from sale of available from sale securities									2,000,000	302,900	11,400
Fixed maturity investments
Net realized gains (losses) on sale:
Gross realized gains on fixed maturity securities, AFS									26,313	4,844	27
Gross realized losses on fixed maturity securities, AFS									(7,801)	(905)	(90)
Decrease in allowance for expected credit losses on fixed maturity securities, AFS									170	0	0
Net realized gains (losses) on trading securities									126,945	81,011	(27,408)
Net unrealized gains (losses):
Fixed maturity securities, trading									101,022	341,130
Fixed maturity securities, trading											(159,594)
Funds Held - Directly Managed
Net realized gains (losses) on sale:
Net realized gains (losses) on trading securities									8,798	1,495	(3,940)
Net unrealized gains (losses):
Fixed maturity securities, trading									50,837	88,053
Fixed maturity securities, trading											(46,257)
Equity investments
Net realized gains (losses) on sale:
Net realized gains (losses) on equity investments									24,282	(374)	4,016
Net unrealized gains (losses):
Equity investments									(25,752)	55,359	(9,831)
Other investments
Net unrealized gains (losses):
Other investments									1,336,343	$ 441,702	$ (164,455)
Other investments | Hedge Fund Managed By AnglePoint
Net unrealized gains (losses):
Total net unrealized gains (losses)									$ 1,200,000